CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (Note 2)	$ 2,525,218	$ 36,042,090
Accounts receivable (Note 3)	1,924,589	3,579,271
Biological assets (Note 4)	4,159,452	1,088,528
Inventory (Note 5)	6,587,610	6,772,525
Prepaid expenses	326,870	1,326,780
Due from related parties (Note 10)	201,369	14,973,749
Total current assets	15,725,108	63,782,943
Plant and equipment (Note 6)	41,399,728	16,965,989
Plant under construction (Note 6)	8,406,512	10,310,229
Deposits on materials and equipment (Note 11)	886,265	981,832
Refundable deposits	196,391	2,196,391
Intangible assets (Note 8)	19,525,746	86,612,636
Right-of-use assets (Note 18)	5,628,235
Goodwill	169,323	169,323
Long-term investment (Note 16)	80,807	282,509
Investment in joint venture (Note 9)	64,602,539	25,660,842
Total non-current assets	140,895,546	143,179,751
TOTAL ASSETS	156,620,654	206,962,694
Current liabilities
Accounts payable and accrued liabilities	10,940,984	9,634,464
Current portion of long-term debt		2,503,064
Deferred payment (Note 7)	7,817,778	22,226,565
Payable to joint venture (Note 10)	710,000
Due to related parties (Note 10)	6,218,227	1,806,393
Total current liabilities	25,686,989	36,170,486
Lease liability (Note 18)	5,943,919
Convertible Debenture (Note 12)	21,822,783
Deferred income tax liability (Note 17)		293,886
TOTAL LIABILITIES	53,453,691	36,464,372
SHAREHOLDERS' EQUITY
Share capital (Note 13)	237,151,005	204,791,733
Warrants (Note 15)	2,448,771	4,360,000
Convertible Debt Reserves (Note 12)	382,626
Contributed surplus	28,146,127	14,202,536
Accumulated deficit	(164,195,931)	(52,855,947)
TOTAL SHAREHOLDERS' EQUITY	103,932,598	170,498,322
Non-controlling interest	(765,635)
TOTAL LIABILITIES AND EQUITY	$ 156,620,654	$ 206,962,694